Unit-Based Compensation and Other Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended								1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Unit Options	Dec. 31, 2010 Unit Options	Dec. 31, 2009 Unit Options	Dec. 31, 2011 Unit Options Nonemployee	Dec. 31, 2007 Unit Options Nonemployee	Jan. 31, 2012 Restricted Units	Dec. 31, 2011 Restricted Units Year	Dec. 31, 2010 Restricted Units	Dec. 31, 2009 Restricted Units	Dec. 31, 2011 Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period (in years)				3 years
Unit options contractual life (in years)				10 years
Number of shares available for grant (in units)	5,200,000									12,200,000
Phantom units issued and outstanding (in units)													36,784
Units authorized for issuance (in units)	1,400,000
Granted (in dollars per unit)	$ 38.54	$ 25.89	$ 16.11
Unrecognized compensation cost				$ 4,000						$ 38,000,000
Unrecognized compensation cost recognition period (in years)										1.5
Fair value of units vested										13,000,000	14,000,000	11,000,000
Restricted units granted to employees (in units)	1,110,502								913,663
Weighted average grant date fair value of options granted (in dollars per unit)						$ 0.55
Intrinsic value of options exercised				5,000,000	2,000,000	124,000
Proceeds from exercise of stock options				7,000,000
Intrinsic value of exercisable unit options				19,000,000
Intrinsic value of outstanding unit options	22,000,000
Fair value of options vested				500,000	1,000,000	2,000,000
Unit warrants granted (in units)								150,000
Exercise price of unit warrants (in dollars per unit)							$ 25.50
Unit warrants contractual term (in years)							10
Entity's matching contribution (in hundredths)	100.00%	100.00%	100.00%
Participant's eligible contribution, (in hundredths)	6.00%	6.00%	4.00%
Contribution to 401 (k) defined contribution plan	$ 4,000,000	$ 3,000,000	$ 2,000,000